SCHEDULE OF RECONCILIATION OF ACTIVITY AND CHANGES IN FAIR VALUE (Details) - USD ($)	3 Months Ended							10 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
SAFE Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning balance					$ 6,367,200	$ 5,520,100	$ 5,212,200		$ 5,212,200
Issuance of notes							200,000	5,000,000	200,000
Change in fair value						847,100	107,900	212,200	955,000
Sponsor earnout liability recognized on closing of Business Combination
Issuance of common stock upon conversion					(6,367,200)				(6,367,200)
Ending balance						6,367,200	5,520,100	5,212,200
Convertible Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning balance					2,571,400
Issuance of notes						2,100,000			2,100,000
Change in fair value						471,400			471,400
Sponsor earnout liability recognized on closing of Business Combination
Issuance of common stock upon conversion					(2,571,400)				(2,571,400)
Ending balance						2,571,400
Sponsor Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning balance	4,700	4,700	532,700	2,972,800
Issuance of notes
Change in fair value			(528,000)	(2,440,100)	(1,636,100)				(4,076,200)
Sponsor earnout liability recognized on closing of Business Combination					4,608,900				4,608,900
Issuance of common stock upon conversion
Ending balance	$ 4,700	$ 4,700	$ 4,700	$ 532,700	$ 2,972,800				$ 532,700